Quarterly Holdings Report
for

Fidelity® Emerging Markets Debt Central Fund

March 31, 2021

EMC-QTLY-0521
1.926210.110

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.1%
		Principal Amount(a)	Value
Argentina - 1.2%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (b)		$37,500	$29,108
9.375% 2/1/27 pay-in-kind (b)(c)		5,451,024	4,347,192
Banco Macro SA 6.75% 11/4/26 (b)(c)		7,445,000	5,972,286
YPF SA:
8.5% 3/23/25 (b)		7,747,000	6,328,331
8.75% 4/4/24 (b)		18,190,000	14,415,575

TOTAL ARGENTINA			31,092,492

Austria - 0.1%
JBS Investments II GmbH 7% 1/15/26 (b)		2,360,000	2,512,149
Azerbaijan - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		9,730,000	11,512,536
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		2,715,000	3,348,613

TOTAL AZERBAIJAN			14,861,149

Bahrain - 0.7%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		5,750,000	6,395,725
7.625% 11/7/24 (b)		9,925,000	11,044,664
8.375% 11/7/28 (b)		2,065,000	2,383,139

TOTAL BAHRAIN			19,823,528

Bailiwick of Jersey - 0.2%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)		6,685,000	6,384,175
Bermuda - 1.0%
Digicel Group Ltd. 6.75% 3/1/23 (b)		3,120,000	2,822,625
GeoPark Ltd. 6.5% 9/21/24 (b)		5,885,000	6,100,170
Qtel International Finance Ltd.:
2.625% 4/8/31 (b)		4,150,000	4,105,263
3.25% 2/21/23 (b)		5,230,000	5,455,152
5% 10/19/25 (b)		2,795,000	3,213,377
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		6,145,000	6,126,565

TOTAL BERMUDA			27,823,152

British Virgin Islands - 2.0%
1MDB Global Investments Ltd. 4.4% 3/9/23		43,000,000	43,174,123
Central American Bottling Corp. 5.75% 1/31/27 (b)		3,817,000	4,041,249
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (b)		1,850,000	2,005,516
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (b)		2,750,000	2,711,693
2.7% 5/13/30 (b)		2,555,000	2,535,838

TOTAL BRITISH VIRGIN ISLANDS			54,468,419

Canada - 1.0%
First Quantum Minerals Ltd.:
7.25% 4/1/23 (b)		22,505,000	22,898,838
7.5% 4/1/25 (b)		2,900,000	2,988,813
MEGlobal Canada, Inc. 5% 5/18/25 (b)		1,225,000	1,361,664

TOTAL CANADA			27,249,315

Cayman Islands - 2.7%
Baidu.com, Inc.:
1.72% 4/9/26		2,870,000	2,849,164
2.375% 10/9/30		2,715,000	2,614,884
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		8,805,000	9,135,188
3.875% 7/18/29 (Reg. S)		2,815,000	2,948,713
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		2,755,000	2,834,206
JD.com, Inc. 3.375% 1/14/30		5,100,000	5,245,295
MCE Finance Ltd. 4.875% 6/6/25 (b)		3,805,000	3,909,638
Meituan:
2.125% 10/28/25 (b)		4,515,000	4,481,138
3.05% 10/28/30 (b)		3,860,000	3,753,850
NagaCorp Ltd.:
7.95% 7/6/24 (Reg. S)		3,410,000	3,557,056
9.375% 5/21/21 (b)		7,195,000	7,212,988
Odebrecht Holdco Finance Ltd. 0% 9/10/58 (b)		31,076,859	718,652
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (b)		5,687,618	945,566
7.125% 12/26/46 pay-in-kind (b)		7,719,403	1,239,929
Sable International Finance Ltd. 5.75% 9/7/27 (b)		3,585,000	3,750,806
Sparc Em Spc 0% 12/5/22 (b)		359,589	350,603
Tencent Holdings Ltd.:
2.39% 6/3/30 (b)		3,405,000	3,281,943
3.975% 4/11/29 (b)		2,040,000	2,212,125
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		6,077,250	6,599,514
Wynn Macau Ltd. 5.5% 1/15/26 (b)		4,165,000	4,331,600

TOTAL CAYMAN ISLANDS			71,972,858

Chile - 0.8%
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)		1,225,000	1,260,219
3.15% 1/14/30 (b)		3,200,000	3,322,000
3.7% 1/30/50 (b)		7,485,000	7,508,391
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		4,650,000	4,661,625
5.125% 1/15/28 (b)		4,104,000	4,283,037

TOTAL CHILE			21,035,272

Colombia - 0.2%
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		2,420,000	2,520,430
Oleoducto Central SA 4% 7/14/27 (b)		3,860,000	4,077,125

TOTAL COLOMBIA			6,597,555

Curacao - 0.2%
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		3,125,000	3,132,813
3.65% 11/10/21		1,030,000	1,037,725

TOTAL CURACAO			4,170,538

Dominican Republic - 0.0%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,075,000	1,112,289
Georgia - 0.6%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		9,705,000	10,260,005
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		4,663,000	4,649,885
JSC Georgian Railway 7.75% 7/11/22 (b)		1,290,000	1,364,175
Silknet JSC 11% 4/2/24 (Reg. S)		650,000	713,375

TOTAL GEORGIA			16,987,440

Hong Kong - 0.2%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		5,555,000	5,561,944
Indonesia - 0.4%
Delta Merlin Dunia Tekstil PT:
0% 6/26/32		985,000	11,687
1.5% 6/26/28 (d)(e)		985,000	98,254
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (b)		4,215,000	4,784,025
PT Adaro Indonesia 4.25% 10/31/24 (b)		6,930,000	6,977,644

TOTAL INDONESIA			11,871,610

Ireland - 0.7%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		2,550,000	2,718,938
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		5,060,000	5,294,855
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		7,080,000	7,204,750
Sibur Securities DAC 2.95% 7/8/25 (b)		2,610,000	2,641,809

TOTAL IRELAND			17,860,352

Isle of Man - 0.2%
Sasol Financing International PLC 4.5% 11/14/22		5,890,000	6,007,800
Israel - 0.9%
Delek Overriding Royalty 7.494% 12/30/23 (Reg. S) (b)		6,735,000	6,869,700
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		6,420,000	6,460,125
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		4,240,000	4,430,800
6.125% 6/30/25 (Reg. S) (b)		5,570,000	6,029,525

TOTAL ISRAEL			23,790,150

Kazakhstan - 0.3%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		3,900,000	3,991,650
4.75% 4/24/25 (b)		1,205,000	1,356,002
5.75% 4/19/47 (b)		1,965,000	2,324,605

TOTAL KAZAKHSTAN			7,672,257

Luxembourg - 2.5%
Adecoagro SA 6% 9/21/27 (b)		3,870,000	4,021,414
Alrosa Finance SA 3.1% 6/25/27 (b)		2,610,000	2,629,536
B2W Digital Lux SARL 4.375% 12/20/30 (b)		7,110,000	6,932,250
CSN Resources SA 7.625% 2/13/23 (b)		17,480,000	18,135,500
FEL Energy VI SARL 5.75% 12/1/40 (b)		3,290,000	3,355,800
Guara Norte SARL 5.198% 6/15/34 (b)		5,630,000	5,517,400
MHP SA 7.75% 5/10/24 (b)		3,960,000	4,233,488
Millicom International Cellular SA 4.5% 4/27/31 (b)		4,710,000	4,898,400
TMK Capital SA 4.3% 2/12/27 (Reg. S)		4,020,000	4,041,356
Tupy Overseas SA 4.5% 2/16/31 (b)		5,120,000	4,966,400
Usiminas International SARL 5.875% 7/18/26 (b)		4,615,000	4,861,614
VM Holding SA 6.5% 1/18/28 (b)		3,375,000	3,873,909

TOTAL LUXEMBOURG			67,467,067

Malaysia - 0.1%
Petronas Capital Ltd. 3.5% 4/21/30 (b)		2,620,000	2,798,291
Marshall Islands - 0.1%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		2,455,000	2,718,913
Mauritius - 0.4%
HTA Group Ltd. 7% 12/18/25 (b)		5,190,000	5,494,913
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		3,630,000	4,045,181

TOTAL MAURITIUS			9,540,094

Mexico - 6.6%
Aerovias de Mexico SA de CV 7% 2/5/25 (b)(f)		1,615,000	855,445
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		960,000	1,002,300
Braskem Idesa SAPI 7.45% 11/15/29 (b)		1,410,000	1,392,375
CEMEX S.A.B. de CV 3.875% 7/11/31 (b)		2,655,000	2,592,608
Metalsa SA de CV 4.9% 4/24/23 (b)		10,882,000	11,386,653
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8273% 3/11/22 (c)(g)		4,950,000	4,995,788
3.5% 1/30/23		7,330,000	7,421,625
4.875% 1/24/22		9,840,000	10,018,350
4.875% 1/18/24		27,160,000	27,928,628
5.375% 3/13/22		4,290,000	4,393,228
6.5% 6/2/41		2,085,000	1,815,618
6.625% 6/15/35		21,915,000	20,668,584
6.75% 9/21/47		8,752,000	7,440,950
6.875% 10/16/25 (b)		7,260,000	7,837,170
6.95% 1/28/60		1,655,000	1,412,956
7.69% 1/23/50		44,374,000	41,001,576
8.625% 2/1/22		3,625,000	3,811,914
8.625% 12/1/23 (c)		930,000	986,091
Total Play Telecomunicaciones SA de CV 7.5% 11/12/25 (b)		6,665,000	6,638,340
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (f)		26,175,000	12,989,344
Unifin Financiera S.A.B. de CV 7.25% 9/27/23 (b)		120,000	120,120

TOTAL MEXICO			176,709,663

Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)		1,405,000	1,517,400
Morocco - 0.1%
OCP SA 6.875% 4/25/44 (b)		1,260,000	1,461,994
Multi-National - 0.1%
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (b)		3,830,000	3,873,088
Netherlands - 4.4%
Bharti Airtel International BV 5.35% 5/20/24 (b)		3,745,000	4,125,455
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		4,900,000	4,299,750
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		12,600,000	13,135,500
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		1,375,000	1,838,633
Lukoil International Finance BV 4.75% 11/2/26 (b)		2,235,000	2,461,992
Lukoil Securities BV 3.875% 5/6/30 (b)		1,225,000	1,258,688
MDC GMTN BV 2.875% 11/7/29 (b)		6,010,000	6,211,936
Metinvest BV 7.75% 4/23/23 (b)		9,546,000	10,160,524
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(f)		30,870,000	7,707,853
Petrobras Global Finance BV:
6.75% 6/3/50		6,745,000	7,166,563
6.875% 1/20/40		6,673,000	7,446,651
6.9% 3/19/49		1,755,000	1,906,369
7.375% 1/17/27		1,840,000	2,180,400
8.75% 5/23/26		8,405,000	10,490,281
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	2,395,000	2,857,767
3.68% 1/21/30 (b)		2,390,000	2,470,663
4.027% 8/3/50 (b)		6,840,000	6,224,400
SABIC Capital II BV 4% 10/10/23 (b)		8,080,000	8,693,575
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23		2,940,000	2,930,592
VimpelCom Holdings BV:
3.375% 11/25/27 (b)		4,720,000	4,663,360
7.25% 4/26/23 (b)		5,070,000	5,480,670
VTR Finance BV 6.375% 7/15/28 (b)		3,655,000	3,947,400

TOTAL NETHERLANDS			117,659,022

Panama - 0.2%
Cable Onda SA 4.5% 1/30/30 (b)		6,015,000	6,351,464
Paraguay - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		5,285,000	5,582,281
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)		2,578,000	2,737,514
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	14,930,000	4,191,398
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		2,125,000	2,167,500

TOTAL PERU			9,096,412

Saudi Arabia - 1.7%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		2,755,000	2,767,701
3.5% 4/16/29 (b)		21,920,000	23,303,700
4.25% 4/16/39 (b)		13,025,000	14,022,227
4.375% 4/16/49 (b)		4,080,000	4,406,400

TOTAL SAUDI ARABIA			44,500,028

Singapore - 0.4%
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)		3,995,000	4,210,630
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		1,225,000	1,302,711
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		4,080,000	4,263,600

TOTAL SINGAPORE			9,776,941

South Africa - 0.4%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		9,705,000	9,996,150
Spain - 0.2%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		6,880,000	6,776,800
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		2,635,000	2,429,964
Turkey - 1.0%
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		8,260,000	8,350,344
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		6,135,000	6,102,408
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		6,575,000	7,008,539
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		6,445,000	6,336,241

TOTAL TURKEY			27,797,532

United Arab Emirates - 0.4%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)		1,665,000	1,803,403
4.875% 4/23/30 (b)		1,075,000	1,278,914
ADES International Holding Ltd. 8.625% 4/24/24 (b)		6,560,000	6,724,000
DP World Ltd. 5.625% 9/25/48 (b)		1,795,000	2,102,955

TOTAL UNITED ARAB EMIRATES			11,909,272

United Kingdom - 2.4%
Antofagasta PLC 2.375% 10/14/30 (b)		8,065,000	7,876,279
Biz Finance PLC 9.625% 4/27/22 (b)		3,055,750	3,156,017
Fresnillo PLC 4.25% 10/2/50 (b)		3,940,000	3,871,050
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		3,800,000	3,999,500
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		5,630,000	5,791,863
7.625% 11/8/26 (b)		2,455,000	2,491,089
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		1,533,000	1,602,943
Tullow Oil PLC 6.25% 4/15/22 (b)		30,060,000	28,106,100
Vedanta Resources PLC 6.375% 7/30/22 (b)		7,681,000	7,296,950

TOTAL UNITED KINGDOM			64,191,791

United States of America - 2.3%
Azul Investments LLP 5.875% 10/26/24 (b)		8,815,000	7,720,265
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,685,000	5,642,363
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		18,315,000	17,760,056
MercadoLibre, Inc.:
2.375% 1/14/26		1,965,000	1,940,831
3.125% 1/14/31		3,605,000	3,431,960
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		7,025,000	7,140,210
5.875% 3/27/24		1,515,000	1,600,181
Stillwater Mining Co. 6.125% 6/27/22 (b)		15,795,000	15,844,359

TOTAL UNITED STATES OF AMERICA			61,080,225

Uzbekistan - 0.1%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		2,025,000	2,073,727
Venezuela - 0.0%
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		5,000,000	218,750
5.5% 4/12/37 (f)		330,000	14,438
6% 5/16/24 (b)(f)		9,685,000	423,719
6% 11/15/26 (b)(f)		12,130,000	530,688
9.75% 5/17/35 (b)(f)		1,315,000	57,531
12.75% 2/17/22 (b)(f)		1,310,000	57,313

TOTAL VENEZUELA			1,302,439

TOTAL NONCONVERTIBLE BONDS
(Cost $1,048,179,732)			1,025,465,002

Government Obligations - 41.4%
Angola - 0.5%
Angola Republic:
8.25% 5/9/28 (b)		3,125,000	2,990,234
9.375% 5/8/48 (b)		965,000	907,402
9.5% 11/12/25 (b)		8,190,000	8,548,313

TOTAL ANGOLA			12,445,949

Argentina - 2.6%
Argentine Republic:
0.125% 7/9/30 (d)		91,512,307	30,399,244
0.125% 7/9/35 (d)		30,737,842	9,067,663
0.125% 1/9/38 (d)		9,996,530	3,642,486
1% 7/9/29		8,355,564	2,992,336
Province of Santa Fe 7% 3/23/23 (b)		13,810,000	11,000,528
Provincia de Cordoba:
3% 12/10/25 (b)(d)		14,734,714	10,061,047
3% 6/1/27 (b)(d)		6,926,546	4,060,688

TOTAL ARGENTINA			71,223,992

Barbados - 0.4%
Barbados Government 6.5% 10/1/29 (b)		9,940,000	10,110,844
Belarus - 0.1%
Belarus Republic 6.875% 2/28/23 (b)		2,660,000	2,699,069
Benin - 0.4%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	5,880,000	6,550,702
5.75% 3/26/26 (b)	EUR	2,965,000	3,715,016

TOTAL BENIN			10,265,718

Bermuda - 0.6%
Bermuda Government:
2.375% 8/20/30 (b)		520,000	505,989
3.375% 8/20/50 (b)		1,825,000	1,765,117
3.717% 1/25/27 (b)		7,540,000	8,185,613
4.75% 2/15/29 (b)		4,160,000	4,810,000

TOTAL BERMUDA			15,266,719

Brazil - 1.6%
Brazilian Federative Republic:
2.875% 6/6/25		13,455,000	13,572,731
3.875% 6/12/30		6,540,000	6,339,713
7.125% 1/20/37		4,065,000	4,964,381
8.25% 1/20/34		14,160,000	18,810,675

TOTAL BRAZIL			43,687,500

Cameroon - 0.6%
Cameroon Republic 9.5% 11/19/25 (b)		15,425,000	16,625,258
Chile - 0.1%
Chilean Republic 3.86% 6/21/47		2,265,000	2,429,213
China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		4,895,000	4,588,485
Colombia - 1.0%
Colombian Republic:
3% 1/30/30		5,600,000	5,472,250
3.125% 4/15/31		6,095,000	5,965,481
4.125% 5/15/51		2,555,000	2,430,444
5% 6/15/45		9,880,000	10,531,463
6.125% 1/18/41		440,000	522,775
7.375% 9/18/37		1,575,000	2,078,508

TOTAL COLOMBIA			27,000,921

Costa Rica - 0.2%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,910,000	1,665,281
6.125% 2/19/31 (b)		2,400,000	2,412,750
7% 4/4/44 (b)		585,000	561,417

TOTAL COSTA RICA			4,639,448

Dominican Republic - 1.7%
Dominican Republic:
4.875% 9/23/32 (b)		7,655,000	7,731,550
5.875% 1/30/60 (b)		3,120,000	2,974,725
5.95% 1/25/27 (b)		6,410,000	7,187,213
6% 7/19/28 (b)		4,120,000	4,624,515
6.4% 6/5/49 (b)		5,070,000	5,309,241
6.5% 2/15/48 (b)		755,000	799,828
6.5% 2/15/48 (Reg. S)		1,530,000	1,620,844
6.85% 1/27/45 (b)		3,435,000	3,793,528
6.875% 1/29/26 (b)		7,420,000	8,588,650
7.45% 4/30/44 (b)		3,655,000	4,294,625

TOTAL DOMINICAN REPUBLIC			46,924,719

Ecuador - 0.3%
Ecuador Republic:
0.5% 7/31/30 (b)(d)		8,270,000	4,837,950
0.5% 7/31/35 (b)(d)		6,645,000	3,040,088

TOTAL ECUADOR			7,878,038

Egypt - 2.5%
Arab Republic of Egypt:
, yield at date of purchase 12.451% to 13.2498% 6/15/21 to 9/14/21	EGP	193,975,000	11,805,143
7.5% 1/31/27 (b)		32,960,000	35,730,700
7.6003% 3/1/29 (b)		5,785,000	6,146,563
7.903% 2/21/48 (b)		4,875,000	4,577,930
8.5% 1/31/47 (b)		7,395,000	7,334,916
8.7002% 3/1/49 (b)		1,150,000	1,147,844

TOTAL EGYPT			66,743,096

El Salvador - 0.4%
El Salvador Republic:
6.375% 1/18/27 (b)		810,000	804,735
7.1246% 1/20/50 (b)		2,600,000	2,333,500
7.625% 2/1/41 (b)		935,000	899,989
7.75% 1/24/23 (b)		7,730,000	8,039,200

TOTAL EL SALVADOR			12,077,424

Gabon - 0.2%
Gabonese Republic 6.375% 12/12/24 (b)		6,030,000	6,254,241
Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (b)		2,500,000	2,496,000
Ghana - 0.5%
Ghana Republic:
7.75% 4/7/29 (b)		6,200,000	6,153,500
8.125% 1/18/26 (b)		2,515,000	2,660,398
10.75% 10/14/30 (b)		4,110,000	5,110,528

TOTAL GHANA			13,924,426

Guatemala - 0.3%
Guatemalan Republic:
4.9% 6/1/30 (b)		475,000	518,789
5.375% 4/24/32 (b)		3,930,000	4,435,988
6.125% 6/1/50 (b)		2,620,000	3,031,013

TOTAL GUATEMALA			7,985,790

Honduras - 0.1%
Republic of Honduras 5.625% 6/24/30 (b)		2,105,000	2,197,094
Indonesia - 2.6%
Indonesian Republic:
3.85% 10/15/30		3,790,000	4,155,972
4.1% 4/24/28		7,530,000	8,327,709
4.35% 1/11/48		4,095,000	4,448,194
5.125% 1/15/45 (b)		9,585,000	11,352,234
5.25% 1/17/42 (b)		3,965,000	4,730,741
5.95% 1/8/46 (b)		4,505,000	5,928,298
6.625% 2/17/37 (b)		821,000	1,089,878
6.75% 1/15/44 (b)		3,710,000	5,247,331
7.75% 1/17/38 (b)		8,865,000	13,045,402
8.5% 10/12/35 (b)		7,965,000	12,450,291

TOTAL INDONESIA			70,776,050

Iraq - 0.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,390,750	4,128,677
Israel - 0.3%
Israeli State 3.375% 1/15/50		6,775,000	6,842,750
Ivory Coast - 0.5%
Ivory Coast:
4.875% 1/30/32 (b)	EUR	1,975,000	2,252,390
5.875% 10/17/31 (b)	EUR	5,330,000	6,598,175
6.125% 6/15/33 (b)		1,845,000	1,876,711
6.375% 3/3/28 (b)		2,215,000	2,392,200

TOTAL IVORY COAST			13,119,476

Jamaica - 0.2%
Jamaican Government:
6.75% 4/28/28		2,175,000	2,544,070
7.875% 7/28/45		1,995,000	2,687,674

TOTAL JAMAICA			5,231,744

Jordan - 0.3%
Jordanian Kingdom:
4.95% 7/7/25 (b)		6,605,000	6,778,381
7.375% 10/10/47 (b)		1,240,000	1,264,025

TOTAL JORDAN			8,042,406

Kenya - 0.4%
Republic of Kenya:
6.875% 6/24/24 (b)		6,200,000	6,806,438
7% 5/22/27 (b)		2,490,000	2,643,291

TOTAL KENYA			9,449,729

Korea (South) - 0.2%
Korean Republic 1% 9/16/30		6,770,000	6,215,808
Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (f)		7,337,000	821,194
6.375% 12/31/49 (f)		9,133,000	1,034,449

TOTAL LEBANON			1,855,643

Mexico - 1.6%
United Mexican States:
3.25% 4/16/30		7,105,000	7,162,728
3.75% 1/11/28		6,690,000	7,162,481
3.9% 4/27/25		2,875,000	3,150,820
4.5% 4/22/29		3,880,000	4,289,825
5.75% 10/12/2110		9,700,000	10,776,094
6.05% 1/11/40		7,695,000	9,209,953

TOTAL MEXICO			41,751,901

Mongolia - 0.2%
Mongolia Government 5.125% 4/7/26 (b)		4,285,000	4,574,238
Montenegro - 0.1%
Republic of Montenegro 2.875% 12/16/27 (b)	EUR	2,940,000	3,271,041
Morocco - 0.3%
Moroccan Kingdom:
2.375% 12/15/27 (b)		5,980,000	5,776,306
3% 12/15/32 (b)		1,340,000	1,254,575
4% 12/15/50 (b)		1,425,000	1,261,125
5.5% 12/11/42 (b)		850,000	933,938

TOTAL MOROCCO			9,225,944

Nigeria - 1.1%
Republic of Nigeria:
6.375% 7/12/23 (b)		4,390,000	4,698,672
6.5% 11/28/27 (b)		2,610,000	2,683,406
7.143% 2/23/30 (b)		2,400,000	2,443,500
7.625% 11/21/25 (b)		18,215,000	20,503,259

TOTAL NIGERIA			30,328,837

Oman - 1.0%
Sultanate of Oman:
3.875% 3/8/22 (b)		6,325,000	6,406,039
4.125% 1/17/23 (b)		3,485,000	3,562,323
6% 8/1/29 (b)		5,765,000	5,988,394
6.25% 1/25/31 (b)		1,275,000	1,333,570
6.75% 1/17/48 (b)		8,600,000	8,258,688

TOTAL OMAN			25,549,014

Pakistan - 0.5%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		6,140,000	6,237,856
6.875% 12/5/27 (b)		2,635,000	2,742,047
8.25% 4/15/24 (b)		1,300,000	1,419,031
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (b)		4,200,000	4,231,500

TOTAL PAKISTAN			14,630,434

Panama - 0.2%
Panamanian Republic:
2.252% 9/29/32		3,620,000	3,428,819
3.87% 7/23/60		2,685,000	2,662,345

TOTAL PANAMA			6,091,164

Paraguay - 0.5%
Republic of Paraguay:
2.739% 1/29/33 (b)		2,485,000	2,373,952
4.95% 4/28/31 (b)		5,505,000	6,194,845
5.4% 3/30/50 (b)		3,750,000	4,195,313

TOTAL PARAGUAY			12,764,110

Qatar - 2.1%
State of Qatar:
3.75% 4/16/30 (b)		20,055,000	22,449,066
4% 3/14/29 (b)		5,630,000	6,390,050
4.4% 4/16/50 (b)		5,985,000	6,942,600
4.817% 3/14/49 (b)		9,275,000	11,356,078
5.103% 4/23/48 (b)		3,555,000	4,493,742
9.75% 6/15/30 (b)		3,415,000	5,434,119

TOTAL QATAR			57,065,655

Romania - 0.4%
Romanian Republic:
3% 2/14/31 (b)		6,709,000	6,715,290
4% 2/14/51 (b)		2,250,000	2,170,547
4.375% 8/22/23 (b)		2,395,000	2,599,323

TOTAL ROMANIA			11,485,160

Russia - 2.0%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		5,400,000	5,910,300
4.375% 3/21/29(Reg. S)		8,200,000	8,966,700
5.1% 3/28/35 (b)		13,200,000	15,229,500
5.1% 3/28/35(Reg. S)		9,200,000	10,614,500
5.25% 6/23/47 (b)		5,600,000	6,660,500
5.25% 6/23/47(Reg. S)		3,600,000	4,281,750
5.625% 4/4/42 (b)		2,825,000	3,454,445

TOTAL RUSSIA			55,117,695

Rwanda - 0.4%
Rwanda Republic 6.625% 5/2/23 (b)		10,500,000	10,933,125
Saudi Arabia - 1.1%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		7,655,000	7,207,661
2.9% 10/22/25 (b)		6,140,000	6,506,481
3.625% 3/4/28 (b)		3,515,000	3,808,283
3.75% 1/21/55 (b)		2,915,000	2,858,522
4.5% 4/22/60 (b)		4,810,000	5,360,144
4.625% 10/4/47 (b)		3,295,000	3,690,400

TOTAL SAUDI ARABIA			29,431,491

Serbia - 0.1%
Republic of Serbia 2.125% 12/1/30 (b)		3,825,000	3,532,101
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (b)		1,745,000	1,064,450
7.85% 3/14/29 (b)		4,750,000	2,903,438

TOTAL SRI LANKA			3,967,888

Turkey - 4.0%
Turkish Republic:
3.25% 3/23/23		26,005,000	24,956,673
4.25% 3/13/25		7,465,000	6,928,453
4.25% 4/14/26		2,455,000	2,224,844
4.75% 1/26/26		5,730,000	5,328,900
4.875% 10/9/26		4,595,000	4,238,888
4.875% 4/16/43		7,940,000	6,051,769
5.125% 3/25/22		21,935,000	21,976,128
5.125% 2/17/28		5,960,000	5,393,800
5.75% 5/11/47		7,425,000	6,023,531
6% 1/14/41		1,850,000	1,555,156
6.25% 9/26/22		13,720,000	13,886,218
6.35% 8/10/24		3,290,000	3,292,056
6.375% 10/14/25		6,725,000	6,661,953

TOTAL TURKEY			108,518,369

Ukraine - 3.3%
Ukraine Government:
7.253% 3/15/33 (b)		6,695,000	6,657,341
7.375% 9/25/32 (b)		3,310,000	3,319,309
7.75% 9/1/21 (b)		40,372,000	41,106,266
7.75% 9/1/22 (b)		6,807,000	7,175,854
7.75% 9/1/23 (b)		11,625,000	12,533,930
7.75% 9/1/24 (b)		12,685,000	13,664,123
7.75% 9/1/26 (b)		2,195,000	2,383,633
7.75% 9/1/27 (b)		1,360,000	1,450,525

TOTAL UKRAINE			88,290,981

United Arab Emirates - 1.5%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		6,640,000	6,288,080
2.5% 4/16/25 (b)		5,860,000	6,174,609
3.125% 4/16/30 (b)		8,570,000	9,169,900
3.125% 9/30/49 (b)		10,540,000	10,045,938
3.875% 4/16/50 (b)		7,190,000	7,812,384
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		850,000	756,500

TOTAL UNITED ARAB EMIRATES			40,247,411

Uruguay - 0.4%
Uruguay Republic 5.1% 6/18/50		7,730,000	9,563,459
Uzbekistan - 0.2%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		3,090,000	2,997,300
4.75% 2/20/24 (b)		2,495,000	2,632,225

TOTAL UZBEKISTAN			5,629,525

Venezuela - 0.2%
Venezuelan Republic:
9.25% 9/15/27 (f)		32,390,000	3,239,000
11.95% 8/5/31 (Reg. S) (f)		14,080,000	1,408,000
12.75% 8/23/22 (f)		2,705,000	270,500

TOTAL VENEZUELA			4,917,500

Vietnam - 0.9%
Vietnamese Socialist Republic 5.5% 3/12/28		22,889,616	23,061,289
TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,151,178,035)			1,113,074,559

Preferred Securities - 3.5%
Cayman Islands - 1.9%
Banco Do Brasil SA 6.25% (b)(c)(h)		6,305,000	6,179,215
Banco Mercantil del Norte SA:
6.875% (b)(c)(h)		7,015,000	7,164,069
7.625% (b)(c)(h)		2,830,000	3,097,966
Cosan Overseas Ltd. 8.25% (h)		21,391,000	21,825,237
DP World Salaam 6% (Reg. S) (c)(h)		2,190,000	2,356,988
Itau Unibanco Holding SA 6.125% (b)(c)(h)		7,925,000	7,946,001
OEC Finance Ltd. 7.5% pay-in-kind (b)(h)		12,222,329	2,093,074

TOTAL CAYMAN ISLANDS			50,662,550

Georgia - 0.0%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(h)		1,300,000	1,386,938
Ireland - 0.8%
Alfa Bond Issuance PLC:
6.95% (Reg. S) (c)(h)		1,300,000	1,338,594
8% (Reg. S) (c)(h)		8,887,000	9,045,300
Tinkoff Credit Systems 9.25% (Reg. S) (c)(h)		9,739,000	10,195,516

TOTAL IRELAND			20,579,410

Mauritius - 0.1%
Network i2i Ltd. 5.65% (b)(c)(h)		2,953,000	3,118,183
United Arab Emirates - 0.5%
Emirates NBD Bank PJSC 6.125% (Reg. S) (c)(h)		5,035,000	5,360,702
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(h)		5,155,000	5,343,480
NBK Tier 1 Financing Ltd. 3.625% (b)(c)(h)		2,595,000	2,579,404

TOTAL UNITED ARAB EMIRATES			13,283,586

United Kingdom - 0.2%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (b)(c)(h)		5,160,000	5,193,863
TOTAL PREFERRED SECURITIES
(Cost $90,503,705)			94,224,530
		Shares	Value

Money Market Funds - 16.0%
Fidelity Cash Central Fund 0.06% (i)
(Cost $429,759,267)		429,673,824	429,759,759
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $2,719,620,739)			2,662,523,850
NET OTHER ASSETS (LIABILITIES) - 1.0%			27,127,603
NET ASSETS - 100%			$2,689,651,453

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

PEN – Peruvian new sol

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,502,113,444 or 55.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Level 3 security

 (f) Non-income producing - Security is in default.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,626
Total	$57,626

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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